UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.4% (1.4% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 282,134
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,984,671
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			2,266,805
	Consumer Staples – 2.0% (1.9% of Total Investments)
150	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/13 at 100.00	A3	145,275
	5.250%, 6/01/25
1,375	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	1,368,386
	5.750%, 6/01/33
365	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/33 at 100.00	BBB+	365,343
	Series 2002, 5.375%, 5/15/33
95	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/25 at 100.00	A3	91,217
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
810	4.750%, 6/01/22	6/16 at 100.00	BBB	810,097
345	5.000%, 6/01/26	6/16 at 100.00	BB–	330,979
3,140	Total Consumer Staples			3,111,297
	Education and Civic Organizations – 15.1% (14.9% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	287,953
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	408,663
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,567,944
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	887,993
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,605
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,208,323
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,162,500
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	543,496
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	597,198
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	311,979
	2010, 5.250%, 7/01/35
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	2,278,066
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	285,490
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,003,270
	Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,155,610
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,136,950
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	3,374,160
	Rochester Project, Series 2011B, 5.000%, 7/01/41
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	252,076
	Francis College, Series 2004, 5.000%, 10/01/34
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,504,305
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,156,811
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,635,084
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	818,968
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	180,909
	College, Series 2007, 5.000%, 10/01/27
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,539,326
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	333,051
	Series 2010A, 5.125%, 9/01/40
21,825	Total Education and Civic Organizations			23,723,730
	Financials – 1.3% (1.3% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	467,276
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A	1,581,556
	2007, 5.500%, 10/01/37
1,705	Total Financials			2,048,832
	Health Care – 11.0% (10.8% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A3	1,132,540
	2008D, 5.750%, 11/15/27
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,065,461
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	1,077,625
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	752,619
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,953,754
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	388,021
	Series 2010, 5.000%, 7/01/26
380	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	421,051
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,575,483
	Center, Series 2006-1, 5.000%, 7/01/35
1,455	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,570,265
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	2,473,233
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/30 at 100.00	BB	290,218
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BBB–	286,538
260	5.500%, 2/01/32	2/17 at 100.00	BBB–	267,101
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,181,040
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,005,820
295	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	336,958
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/13 at 100.00	B+	500,805
	Series 2001A, 7.125%, 7/01/31
15,950	Total Health Care			17,278,532
	Housing/Multifamily – 4.0% (4.0% of Total Investments)
330	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/13 at 100.00	AA+	331,030
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	1,833,295
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,106,400
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,346,313
	Series 2009M, 5.150%, 11/01/45
405	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/13 at 100.00	Aa1	405,883
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	2/13 at 101.00	Aaa	1,291,409
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21
5,950	Total Housing/Multifamily			6,314,330
	Housing/Single Family – 1.4% (1.4% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	972,667
	4/01/27 (Alternative Minimum Tax)
360	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	382,097
	10/01/32 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	851,281
	(Alternative Minimum Tax)
2,150	Total Housing/Single Family			2,206,045
	Long-Term Care – 2.9% (2.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	2/13 at 100.00	AAA	2,007,780
	Home Corporation, Series 1996, 6.125%, 2/01/36
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	476,308
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	264,179
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	123,262
	5.000%, 7/01/35 – ACA Insured
135	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/19 at 100.00	N/R	135,288
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
315	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/13 at 100.00	N/R	317,914
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	806,814
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	230,768
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	220,948
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
4,570	Total Long-Term Care			4,583,261
	Materials – 0.2% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	247,450
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 9.7% (9.6% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,595,856
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,387,680
20	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	21,554
625	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	No Opt. Call	AA	676,100
	AGM Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,226,900
	SYNCORA GTY Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,165,142
1,000	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	1,204,370
	5.000%, 4/01/26
13,200	Total Tax Obligation/General			15,277,602
	Tax Obligation/Limited – 26.9% (26.5% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,041,590
	5.250%, 11/01/21
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	435,519
	2005A, 5.250%, 7/01/24 – CIFG Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,158,960
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,749,720
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	16,432
	2005F, 5.000%, 3/15/21 – AGM Insured
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,696,440
	5.000%, 11/15/34
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	BBB	566,720
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	796,603
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	588,858
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,019,692
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,345,104
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,687,335
	Series 2009-S5, 5.250%, 1/15/39
4,075	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012	2/22 at 100.00	AAA	4,699,453
	Series E-1, 5.000%, 2/01/42
25	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	25,095
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,785,189
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,047,190
	2003A, 5.000%, 3/15/21
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,414,748
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	916,356
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,112,490
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,330,970
	5.000%, 4/01/27
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005A, 5.500%,	12/17 at 100.00	AA	3,119,830
	4/01/20 – AMBAC Insured (UB) (4)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,835,946
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,038,920
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,020,670
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	773,148
	Facilities Grants, Series 1995, 5.875%, 1/01/21
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/21 at 100.00	AAA	2,376,120
	2011A, 5.000%, 3/15/29
5,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	4,612,795
	2010A, 0.000%, 8/01/33
38,845	Total Tax Obligation/Limited			42,211,893
	Transportation – 9.4% (9.3% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,790,800
	5.000%, 11/15/33
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	676,635
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/13 at 100.00	BB	1,100,066
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/13 at 100.50	N/R	1,159,990
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	747,880
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue	5/30 at 100.00	B–	986,930
	Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)
660	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	741,616
	Series 2011, 5.000%, 11/15/44
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	177,099
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	435,000
	AGM Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/13 at 100.00	BBB	505,670
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,089,770
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	471,231
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	470,379
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB–	250,058
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,381,954
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	995,865
800	5.250%, 11/15/22 – NPFG Insured	11/22 at 100.00	A+	803,128
14,250	Total Transportation			14,784,071
	U.S. Guaranteed – 3.3% (3.3% of Total Investments) (5)
1,625	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	1,828,515
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1 (5)	512,995
	Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)
260	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (5)	286,034
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/13 at 101.59	Baa1 (5)	26,751
	Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	375,302
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	3/13 at 100.00	N/R (5)	1,001,693
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
730	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (5)	787,999
	(Pre-refunded 8/15/14)
375	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19	11/14 at 100.00	Aa2 (5)	407,183
	(Pre-refunded 11/01/14) – AGM Insured
4,825	Total U.S. Guaranteed			5,226,472
	Utilities – 7.3% (7.1% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	1,127,700
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	100,389
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,665,930
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,660,140
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	272,578
	5.000%, 12/01/35 – CIFG Insured
1,510	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A	1,804,785
	5.700%, 4/01/30
1,650	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	1,847,093
	5.000%, 5/01/38
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,015,390
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,022,600
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	28,075
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
270	5.300%, 1/01/13 (Alternative Minimum Tax)	No Opt. Call	N/R	270,000
575	5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	575,000
10,370	Total Utilities			11,389,680
	Water and Sewer – 5.5% (5.4% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	2,390,920
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
4,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,048,724
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	1,158,110
	Master Financing, Series 2012B, 5.000%, 2/15/42
7,440	Total Water and Sewer			8,597,754
$ 146,685	Total Investments (cost $147,625,679) – 101.4%			159,267,754
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 0.7%			1,123,508
	Net Assets Applicable to Common Shares – 100%			$ 157,136,262

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

  Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

  Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$159,267,754	$ —	$159,267,754

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $144,003,725.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$12,755,088
Depreciation	(748,859)
Net unrealized appreciation (depreciation) of investments	$12,006,229

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013